Property, plant and equipment, net (Tables)	12 Months Ended
Mar. 31, 2020
Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment, Net

Property, plant and equipment, net consists of the following:

	Estimated	As of March 31,
	Useful Life	2019	2020	2020
	(in years)	(INR)	(INR)	(US$)
	(In million)
Plant and machinery (solar power plants)	25-35	70,028	90,995	1,207.0
Leasehold improvements — solar power plant	25-35	4,392	5,483	72.7
Furniture and fixtures	5	11	12	0.2
Vehicles	5	70	69	0.9
Office equipment	1-5	20	27	0.4
Computers	3	67	91	1.2
Leasehold improvements — office	1-3	117	126	1.7
		74,705	96,803	1,284.1
Less: Accumulated depreciation		6,460	9,246	122.6
		68,245	87,557	1,161.5
Freehold land		2,483	2,910	38.6
Construction in progress		12,717	5,526	73.3
Total		83,445	95,993	1,273.4